Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2030 Fund	Fidelity Advisor Freedom Blend 2030 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2030 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	4.52%	8.89%	[1]	2.44%	7.29%	[1]	3.38%	6.49%	[1]	6.64%	9.37%	[1]	9.01%	10.00%	[1]	11.18%	11.12%	[1]	11.25%	11.23%	[1]	28.71%	18.13%	[1]	11.17%	10.89%	[1]

[1]	(a)From August 31, 2018